Inventories (Details) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Inventories.
Nickel (co-products and by-products)	$ 2,007	$ 1,310
Iron ore and pellets	1,055	825
Manganese and ferroalloys	178	203
Fertilizer	313	171
Copper concentrate	70	28
Coal	189	74
Others	88	143
Spare parts and maintenance supplies	1,156	1,544
Inventory net	5,056	4,298
Provision for adjustment to market value	$ 145	$ 0